Expected credit loss measurement - Economic scenarios and weights applied (Detail)	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	60.00%	60.00%	60.00%
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	15.00%	15.00%
Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	25.00%	25.00%	25.00%